Fair value measurement of financial instruments - Significant unobservable Inputs (Details) - Level 3 - Unlisted equity securities £ in Thousands	9 Months Ended
Sep. 30, 2022 GBP (£)
Disclosure of financial assets and liabilities [Line Items]
Opening balance as at January 1, 2022	£ 2,145
Gain recognised in other comprehensive income	0
Closing balance as at September 30, 2022	£ 2,145